                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)



PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value
                    MUNICIPAL BONDS    154.0%
                    CALIFORNIA    149.3%
$      1,020        A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                              *       08/01/17    $    625,199
       2,000        A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                              *       08/01/21       1,003,540
       1,610        A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                              *       08/01/22         767,600
       3,390        Abag Fin Auth For Nonprofit Corp CA Ctf Partn Childrens Hosp Med Ctr
                    (AMBAC Insd)                                                                  5.875%    12/01/19       3,699,575
         500        Abag Fin Auth For Nonprofit Corp CA Ctf Partn Childrens Hosp Med Ctr
                    (AMBAC Insd)                                                                  6.000     12/01/29         546,605
       2,000        Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr
                    Citizens (CA MTG Insd)                                                        6.100     02/15/25       2,095,480
       4,000        Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion
                    Ser A Rfdg (AMT) (Asset Gty Insd)                                             6.400     08/15/30       4,197,280
       1,000        Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd Dominion
                    Ser B Rfdg (Asset Gty Insd)                                                   6.250     08/15/30       1,048,930
       1,205        Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)                                4.750     06/01/20       1,229,751
       3,540        Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj Ser C
                    (FSA Insd)                                                                      *       09/01/32       1,007,378
       1,000        Bakersfield, CA Ctf Part Convention Ctr Expansion Proj (MBIA Insd)            5.875     04/01/22       1,037,460
       2,790        Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)           5.000     08/01/23       2,858,355
       2,510        Bay Area Govt Assn CA Lease West Sacramento Ser A (XLCA Insd) (a)             5.000     09/01/24       2,606,585
       5,000        Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D              5.000     04/01/17       5,313,750
       1,000        Benicia, CA Uni Sch Dist Ser B (MBIA Insd)                                      *       08/01/18         535,390
       1,725        Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA Insd) (a)                   5.250     08/01/22       1,886,494
       1,055        Borrego, CA Wtr Dist Ctf Partn Wtr Sys Acquisition (a)                        7.000     04/01/27       1,093,254
       1,390        Brea & Olinda, CA Uni Sch Dist Ctf Partn Ser A Rfdg (FSA Insd) (a)            5.500     08/01/19       1,528,124
       1,510        Brea & Olinda, CA Uni Sch Dist Ctf Partn Ser A Rfdg (FSA Insd) (a)            5.500     08/01/20       1,660,049
       3,535        Brea, CA Redev Agy Tax Alloc Ser A Rfdg (AMBAC Insd) (a)                      5.500     08/01/20       3,875,173
         250        Burbank, CA Cmnty Fac Dist Spl Tax No 2005-1 (b)                              5.200     12/01/23         250,455
       1,500        Burbank, CA Pub Fin Auth Rev Golden State Redev Proj Ser A (AMBAC Insd)       5.250     12/01/23       1,613,970
       2,060        Burbank, CA Wastewtr Treatment Rev Ser A (AMBAC Insd)                         5.000     06/01/29       2,138,774
       2,060        Calexico, CA Uni Sch Dist Ser A (MBIA Insd) (a)                               5.000     08/01/27       2,158,035
       2,000        California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Ser A Rfdg          5.125     06/01/38       1,950,520
       5,000        California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Ser A Rfdg          5.250     06/01/45       4,913,850

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value

       5,000        California Cnty, CA Tob Sec Agy Tob Asset Bkd Sonoma Cnty Corp Rfdg           5.125     06/01/38       4,876,300
       2,000        California Ed Fac Auth Rev CA College Arts                                    5.000     06/01/35       1,992,240
       3,000        California Ed Fac Auth Rev Golden Gate Univ                                   5.000     10/01/36       2,988,120
         750        California Ed Fac Auth Rev Mills College Ser A                                5.000     09/01/34         758,220
       1,000        California Ed Fac Auth Rev Pitzer College Ser A                               5.000     04/01/30       1,018,710
       3,210        California Ed Fac Auth Rev Pitzer College Ser A                               5.000     04/01/35       3,260,525
       2,000        California Ed Fac Auth Rev Pooled College & Univ Proj Ser B                   6.750     06/01/30       2,163,400
       2,000        California Ed Fac Auth Rev Pooled College & Univ Proj Ser B                   5.250     04/01/24       2,035,580
       1,000        California Ed Fac Auth Rev Pooled College & Univ Ser B                        6.625     06/01/20       1,087,280
       1,200        California Ed Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT) (MBIA Insd)       6.000     03/01/16       1,246,320
       1,500        California Ed Fac Auth Rev Univ of Redlands Ser A                             5.000     10/01/31       1,526,955
       2,000        California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                    5.000     11/15/27       2,034,720
         105        California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A (CA MTG Insd)    6.700     03/01/11         105,243
         180        California Hlth Fac Fin Auth Rev Hlth Fac Small Fac Ln Ser A (CA MTG Insd)    6.750     03/01/20         180,441
       2,500        California Hlth Fac Fin Auth Rev Insd Hlth Fac Vlycare Ser A (CA MTG Insd)    6.125     05/01/12       2,504,350
       4,000        California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                    5.000     11/15/34       4,051,960
       3,000        California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT) (MBIA Insd)       5.850     08/01/17       3,090,210
       2,000        California Infrastructure & Econ Dev Bk Rev Bay Area Toll Brdg First
                    Lien Ser A (FGIC Insd)                                                        5.000     07/01/29       2,078,380
       1,000        California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Ser A Rfdg
                    (MBIA Insd)                                                                   5.900     06/01/14       1,147,200
       1,000        California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mngmt Inc
                    Proj Ser B (AMT)                                                              5.000     07/01/27         998,650
       2,500        California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc
                    Proj Ser C (AMT)                                                              5.125     11/01/23       2,554,775
          65        California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec
                    Pgm Ser B (AMT) (GNMA Collateralized)                                         6.150     06/01/20          65,484
          15        California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec
                    Pgm Ser C (AMT) (GNMA Collateralized)                                         7.500     08/01/27          15,271
          15        California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec
                    Ser A2 (AMT) (GNMA Collateralized)                                            7.950     12/01/24          15,240
          95        California Rural Home Mtg Fin Auth Single Family Mtg Rev Pgm Ser B (AMT)
                    (GNMA Collateralized)                                                         6.250     12/01/31          95,734
          35        California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
                    (GNMA Collateralized)                                                         7.800     02/01/28          35,720
       1,060        California Spl Dist Assn Fin Corp Ctf Part Spl Dist Fin Pgm Ser KK
                    (FSA Insd) (a)                                                                5.800     11/01/29       1,147,885
       2,110        California Spl Dist Fin Pgm Ser 00 (MBIA Insd) (a)                            5.250     12/01/26       2,231,599
       2,000        California St (CIFG Insd)                                                     5.000     10/01/22       2,078,520
       3,000        California St (FGIC Insd)                                                     5.000     10/01/23       3,134,580
       1,000        California St (MBIA Insd) (a)                                                 5.000     02/01/26       1,044,150
         835        California St Dept Wtr Res Rev Ser W                                          5.500     12/01/17         917,072
       1,000        California St Pub Wks Brd Dept Corrections Ser C                              5.500     06/01/23       1,080,750
       2,340        California St Rfdg (FGIC Insd)                                                5.000     02/01/23       2,425,387
         960        California St Vet Ser BJ (AMT)                                                5.700     12/01/32         985,968

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value

       4,355        California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A       5.250     07/01/35       4,466,052
       3,000        California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A       5.250     07/01/30       3,079,470
       3,000        California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth Ser A         5.000     03/01/35       3,037,230
       1,325        California Statewide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm
                    Ser B (FSA Insd)                                                              5.250     10/01/23       1,430,086
       1,280        California Statewide Cmnty Dev Auth Wtr Rev Pooled Fin Pgm Ser C (FSA Insd)   5.250     10/01/28       1,358,195
       1,595        Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (a)                                 *       08/01/24         683,298
       1,675        Cardiff, CA Sch Dist Cap Apprec (FGIC Insd) (a)                                 *       08/01/25         682,830
       2,000        Carson, CA Redev Agy Tax Alloc Ser A Rfdg (MBIA Insd)                         5.000     10/01/23       2,108,420
       1,105        Cathedral City, CA Impt Bd Act 1915 Ltd Oblig Cove Impt Dist 04 02 (a)        5.000     09/02/22       1,110,160
         855        Cathedral City, CA Ltd Oblig Cove Impt Dist 04 02                             5.000     09/02/23         852,486
       1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (a)            *       08/01/27         400,300
       1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (a)            *       08/01/28         381,312
       1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (a)            *       08/01/30         344,325
       1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (a)            *       08/01/31         326,932
       1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (a)            *       08/01/32         310,299
       1,085        Cathedral City, CA Pub Fin Auth Rev Cap Apprec Ser A (MBIA Insd) (a)            *       08/01/33         294,393
       2,000        Central Vly Fin Auth CA Cogeneration Proj Rev Carson Ice-Gen Proj Rev
                    (MBIA Insd)                                                                   5.000     07/01/17       2,090,360
         220        Cerritos, CA Cmnty College Dist Election 2004 Ser A (MBIA Insd) (a)           5.000     08/01/27         230,470
       2,500        Chaffey, CA Uni High Sch Dist Ser C (FSA Insd)                                5.000     05/01/27       2,603,900
       1,805        Channel Is Beach, CA Cmnty Svc Dist Swr Rev Ctf Partn Ser A (Radian
                    Insd) (a)                                                                     5.250     11/01/35       1,866,099
       1,700        Chino Vly Uni Sch Dist CA Ctf Partn Ser A Rfdg (FSA Insd)                     5.375     09/01/20       1,857,165
       2,000        Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area Ser B San Miguel     5.350     09/01/26       2,001,940
       2,000        Chula Vista, CA Indl Dev Rev San Diego Gas Ser A                              5.300     07/01/21       2,128,740
       1,000        Chula Vista, CA Pub Fin Auth Rev Ser A Rfdg (MBIA Insd)                       5.000     09/01/29       1,038,930
       2,335        Chula Vista, CA Redev Agy Tax Alloc Sr Bayfront Ser D Rfdg                    8.625     09/01/24       2,449,228
       1,605        Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Ser B Rfdg (XLCA Insd)      5.250     09/01/34       1,698,539
       1,000        Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg                         5.875     12/01/28       1,019,670
       2,900        Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd)                                  5.500     08/01/22       3,216,361
       2,000        Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj                  6.300     09/01/36       2,134,400
       2,000        Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (XLCA Insd)             5.000     10/01/34       2,046,180
       1,600        Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (XLCA Insd)             5.000     10/01/29       1,646,944
       1,230        Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)                   5.500     06/01/25       1,368,154
       1,110        Compton, CA Uni Sch Dist Election of 2002 Ser B (MBIA Insd)                   5.000     06/01/29       1,157,941
       1,965        Contra Costa Cnty, CA Ctf Partn Merrithew Mem Hosp Proj Rfdg (MBIA Insd)      5.500     11/01/22       2,067,082

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value

       1,250        Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                       *       09/01/16         799,562
       1,595        Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd)                       *       09/01/17         970,765
       1,735        Corona Norco, CA Uni Sch Dist Cap Apprec Ser B (FSA Insd) (a)                   *       09/01/18       1,006,439
       1,360        Csuci Fin Auth Rev CA East Campus Cmnty Ser A (LOC -Citibank) (MBIA Insd)     5.125     09/01/21       1,450,766
         615        Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace Ranch Area Ser A                  6.500     09/01/15         641,125
       1,245        Duarte, CA Multi-Family Rev Hsg Heritage Pk Apt Ser A (AMT) (FNMA
                    Collateralized)                                                               5.850     05/01/30       1,288,164
         925        Duarte, CA Redev Agy Tax Alloc Davis Addition Proj Area Rfdg                  6.700     09/01/14         969,687
       2,000        East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                           5.000     06/01/21       2,116,360
       4,445        East Bay, CA Muni Util Dist Wtr Sys Rev Sub                                   5.250     06/01/19       4,664,227
       1,280        El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg (AMT)
                    (MBIA Insd) (a)                                                               5.250     07/01/15       1,364,006
       1,000        El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                           5.600     09/01/29       1,090,970
       1,000        El Monte, CA Wtr Auth Rev Wtr Sys Proj (AMBAC Insd)                           5.600     09/01/34       1,090,970
       1,220        Emeryville, CA Pub Fin Auth Rev Assmt Dist Refin                              5.900     09/02/21       1,244,827
       1,000        Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj Ser B
                    (MBIA Insd)                                                                   5.000     09/01/19       1,047,500
       3,000        Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 5 New Sch
                    (FSA Insd)                                                                    5.375     08/15/29       3,208,260
       5,155        Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA Insd)        5.000     09/01/33       5,327,744
       1,010        Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser A
                    (AMBAC Insd) (a)                                                                *       10/01/19         551,995
       1,060        Folsom Cordova, CA Uni Sch Dist Fac Impt Dist No 1 Cap Apprec Ser A
                    (AMBAC Insd) (a)                                                                *       10/01/21         520,640
       3,000        Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)                 5.250     12/01/19       3,158,340
       1,000        Fontana, CA Redev Agy Tax Alloc Southwest Indl Pk Proj (MBIA Insd)            5.000     09/01/22       1,042,240
       1,950        Fontana, CA Redev Agy Tax Alloc Southwest Indl Pk Proj (MBIA Insd)            5.200     09/01/30       2,033,382
      10,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                    *       01/15/25       3,404,900
      15,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                    *       01/15/26       4,807,650
      11,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                    *       01/15/30       2,765,510
       5,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                    *       01/15/31       1,180,800
       2,950        Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien Ser A
                    (Escrowed to Maturity)                                                          *       01/01/27       1,132,475
       5,500        Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (d)       0/5.875     01/15/27       4,769,325
       1,000        Foothill/Eastern Corridor Agy CA Toll Rd Rev Rfdg                             5.750     01/15/40       1,024,490
       1,000        Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem Sch Ser A Rfdg
                    (MBIA Insd)                                                                   5.750     11/01/16       1,060,550
       1,115        Garden Grove, CA Pub Fin Auth Rev Ctf Partn Wtr Svc Cap Impt
                    Pgm (FSA Insd)                                                                5.000     12/15/23       1,172,434
       2,500        Glendale, CA Uni Sch Dist Ser C (FSA Insd)                                    5.500     09/01/19       2,692,075
       1,680        Glendale, CA Uni Sch Dist Ser D (MBIA Insd) (a)                               5.250     09/01/17       1,814,182
       3,460        Golden St Tob Sec Corp CA Settlement Rev Ser 2003 A-1                         6.250     06/01/33       3,781,296
       3,255        Golden St Tob Sec Corp CA Ser A-1                                             6.625     06/01/40       3,632,157

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value

       2,000        Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd Ser A         5.000     06/01/45       2,025,920
       2,000        Hesperia, CA Cmnty Redev Agy Refin & Redev Proj Ser A (XLCA Insd)             5.000     09/01/35       2,057,460
       1,000        Huntington Pk, CA Pub Fin Auth Lease Rev Wastewtr Sys Proj Ser A              6.200     10/01/25       1,031,530
       3,000        Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                       5.250     11/01/23       3,211,470
       3,435        Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
                    (AMBAC Insd) (a)                                                              5.000     09/02/22       3,542,344
         800        Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern Cmnty Ser
                    A (AMBAC Insd) (a)                                                            5.000     08/01/19         852,104
       1,000        Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus/Kern Cmnty
                    (AMBAC Insd) (a)                                                                *       08/01/22         476,000
       1,000        La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)                                 5.250     09/01/24       1,079,840
       1,420        La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)           5.000     09/01/22       1,495,359
       1,500        La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)                 5.125     09/01/32       1,564,455
       1,000        Laguna Hills, CA Ctf Partn Cmnty Ctr Proj (MBIA Insd)                         5.000     12/01/18       1,064,470
       1,185        Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist Spl Tax No 2005-1 Impt
                    Area Ser A                                                                    5.300     09/01/26       1,195,132
       1,245        Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist Spl Tax No 2005-1 Impt
                    Area Ser A                                                                    5.400     09/01/35       1,246,320
       1,105        Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                          *       08/01/20         577,142
       1,145        Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                          *       08/01/21         567,519
       1,020        Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd)                              *       08/01/24         430,307
       1,255        Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                          *       08/01/25         503,393
       1,000        Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1                     5.000     09/02/25         996,860
       5,000        Loma Linda, CA Hosp Rev Loma Linda Univ Med Ctr Ser A                         5.000     12/01/22       5,126,600
       1,000        Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (MBIA Insd)           5.125     07/01/30       1,054,930
       1,000        Long Beach, CA Bd Fin Auth Lease Rev Rainbow Harbor Refin Proj Ser A
                    (AMBAC Insd)                                                                  5.250     05/01/24       1,059,030
       1,685        Long Beach, CA Bd Fin Auth North Long Beach Redev Proj Ser A
                    (AMBAC Insd)                                                                  5.375     08/01/21       1,822,277
       3,555        Long Beach, CA Hbr Rev Ser A (AMT) (FGIC Insd)                                5.250     05/15/18       3,715,508
       2,000        Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier
                    Sr Ser C Rfdg (AMBAC Insd)                                                    5.000     07/01/23       2,101,300
       1,250        Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA Cnty Sch
                    Pooled Fin Proj Ser A (FSA Insd)                                              5.000     09/01/28       1,293,388
       1,200        Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap
                    Apprec Pooled Fin Ser A (AMBAC Insd)                                            *       08/01/26         458,196
       2,755        Los Angeles Cnty, CA Sch Ser B (MBIA Insd)                                    5.000     11/01/24       2,887,047
       2,000        Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev Bunker
                    Hill Proj Ser A (FSA Insd)                                                    5.000     12/01/27       2,084,700
       1,900        Los Angeles, CA Ctf Partn                                                     5.700     02/01/18       1,968,476
       1,000        Los Angeles, CA Ctf Partn Dept Pub Social Svc Ser A (AMBAC Insd)              5.500     08/01/31       1,065,450
       3,000        Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W L A (AMBAC Insd)           6.000     11/01/19       3,348,060
       2,000        Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                          5.000     07/01/26       2,091,460

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value
       2,465        Los Angeles, CA Multi-Family Rev Hsg Earthquake Rehab Proj Ser A
                    (AMT) (FNMA Collateralized)                                                   5.700     12/01/27       2,483,044
         170        Los Angeles, CA Single Family Home Mtg Rev Pgm Ser A (AMT) (GNMA
                    Collateralized)                                                               6.875     06/01/25         171,425
       1,000        Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                 5.250     07/01/20       1,088,340
       1,000        Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA Insd)                           5.375     07/01/18       1,082,270
       1,000        Lucia Mar Uni Sch Dist CA Election 2004 Ser A (FGIC Insd)                     5.000     08/01/25       1,051,220
       1,190        Lynwood, CA Util Auth Enterp Rev (FSA Insd) (a)                               5.000     06/01/25       1,255,093
       3,650        Manhattan Beach, CA Uni Sch Dist Cap Apprec Ser B (FGIC Insd)                   *       09/01/22       1,728,093
       2,000        Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (MBIA Insd)                    5.250     06/01/30       2,109,160
       3,400        Metropolitan Wtr Dist Southn CA Auth Ser B2 (FGIC Insd)                       5.000     10/01/26       3,552,728
       3,720        Midpeninsula Regl Open Space Dist CA Fin Auth Rev (AMBAC Insd) (a)              *       08/01/27       1,046,957
       3,240        Midpeninsula Regl Open Space Dist CA Fin Auth Rev Cap Apprec Second
                    Issue (AMBAC Insd)                                                              *       08/01/26         970,218
       1,710        Modesto, CA Irr Dist Ctf Partn Cap Impts Ser A (FSA Insd)                     5.250     07/01/17       1,841,636
       2,000        Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj       6.000     11/15/22       2,106,500
       3,180        Mount Diablo, CA Uni Sch Dist (FSA Insd)                                      5.000     08/01/26       3,304,147
       1,110        Mountain View Los Altos, CA Uni High Sch Dist Cap Apprec Ser D (FSA
                    Insd) (a)                                                                       *       08/01/24         475,790
       1,000        National City, CA Cmnty Dev Commn Tax Alloc Redev Proj Ser B Rfdg
                    (AMBAC Insd)                                                                  5.250     08/01/32       1,069,360
       1,730        National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj
                    Ser A (AMBAC Insd) (a)                                                        5.500     08/01/32       1,886,530
       1,670        National City, CA Cmnty Dev Tax Alloc Redev Proj Ser B Rfdg (AMBAC
                    Insd) (a)                                                                     5.000     08/01/25       1,748,223
       2,000        Needles, CA Pub Util Auth Util Sys Acquisition Proj Ser A                     6.500     02/01/22       2,083,460
       1,500        Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg (Asset Gty Insd)                4.875     10/01/30       1,518,360
       1,225        Novato, CA Uni Sch Dist (FSA Insd)                                            5.000     08/01/28       1,280,627
       1,000        Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)                              5.000     08/01/17       1,044,410
         995        Oceanside, CA Cmnty Fac No 2001-1 Morro Hills Dev                             5.500     09/01/34       1,006,134
       3,000        Oxnard, CA Harbor Dist Rev Ser B                                              6.000     08/01/24       3,298,200
       1,000        Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA Insd)                           6.200     08/01/30       1,168,590
       1,965        Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd) (a)                               5.250     10/01/22       2,124,597
       1,230        Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Ser A Rfdg
                    (MBIA Insd) (a)                                                               5.000     08/01/21       1,300,184
       1,100        Pasadena, CA Area Cmnty College Dist Election of 2002 Ser A
                    (FGIC Insd)                                                                   5.000     06/01/21       1,164,306
         570        Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic Ctr West (Escrowed to
                    Maturity)                                                                       *       12/01/07         523,830
       1,040        Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd) (a)                   5.000     10/01/24       1,089,462
       1,000        Perris, CA Pub Fin Auth Rev Tax Alloc Ser A (MBIA Insd)                       5.000     10/01/31       1,033,680
       1,000        Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)                   5.500     05/01/19       1,134,170
       1,375        Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj
                    (AMBAC Insd)                                                                    *       08/01/26         530,516
       1,000        Pomona, CA Ctf Partn Mission Promenade Proj Ser AE (AMBAC Insd)               5.375     10/01/32       1,061,140

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value
       3,350        Port Oakland, CA Port Rev Ser G (AMT) (MBIA Insd)                             5.375     11/01/25       3,495,625
       3,000        Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)                                 5.000     11/01/22       3,095,970
       2,500        Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4 S Ranch                  5.125     09/01/35       2,466,150
       1,000        Poway, CA Redev Agy Tax Alloc Paguay Redev Proj Ser A (MBIA Insd)             5.000     06/15/33       1,028,180
       2,000        Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia          6.000     09/01/24       2,058,300
       1,000        Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (FSA Insd)         5.250     09/01/20       1,063,600
       2,540        Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj Ser A-E
                    (MBIA Insd)                                                                   5.250     04/01/33       2,657,424
       1,220        Rancho Mirage, CA Redev Agy Tax Redev Plan 1984 Proj Ser A 1
                    (MBIA Insd)                                                                   5.000     04/01/26       1,259,418
       1,000        Redlands, CA Lease Rev Ctf Partn Rfdg (AMBAC Insd)                            5.000     09/01/17       1,065,160
       3,800        Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd) (c)        4.750     08/01/21       3,874,746
       1,000        Redondo Beach, CA Pub Fin Auth Rev South Bay Ctr Redev Proj                   7.000     07/01/16       1,028,920
       4,000        Redwood City, CA Sch Dist (FGIC Insd)                                         5.000     07/15/23       4,214,840
       3,000        Redwood City, CA Sch Dist (FGIC Insd)                                         5.000     07/15/27       3,112,950
         900        Richmond, CA Rev YMCA East Bay Proj Rfdg                                      7.250     06/01/17         923,238
       2,610        Riverside Cnty, CA Pub Fin Auth Tax Alloc Rev Redev Proj Ser
                    A (XLCA Insd)                                                                 5.000     10/01/25       2,722,674
       1,960        Riverside Cnty, CA Ctf Partn Cap Impt Family Law Ser A (FGIC
                    Insd) (a)                                                                     5.000     11/01/23       2,065,801
       2,045        Riverside Cnty, CA Ctf Partn Cap Impt Family Law Ser A Rfdg
                    (FGIC Insd) (a)                                                               5.000     11/01/24       2,148,743
       1,505        Riverside Cnty, CA Ctf Partn Historic Courthouse Ser B Rfdg
                    (FGIC Insd) (a)                                                               5.000     11/01/23       1,586,240
       1,615        Riverside Cnty, CA Ctf Partn Historic Courthouse Ser B Rfdg
                    (FGIC Insd) (a)                                                               5.000     11/01/24       1,696,929
       1,740        Riverside Cnty, CA Ctf Partn Historic Courthouse Ser B Rfdg
                    (FGIC Insd) (a)                                                               5.000     11/01/25       1,824,042
       1,650        Roseville, CA Jt Uni High Sch Dist Ser B (FGIC Insd)                              *     06/01/20         833,927
       3,750        Sacramento Cnty, CA City Fin Auth Rev Cap Impt (AMBAC Insd)                   5.000     12/01/33       3,861,188
       1,000        Sacramento Cnty, CA City Fin Auth Rev Tax Alloc Ser A (FGIC Insd)             5.000     12/01/34       1,030,180
       2,000        Sacramento Cnty, CA Santn Dist Fin Auth Rev Ser A Rfdg (AMBAC Insd)           5.500     12/01/16       2,259,100
       1,000        Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                       5.250     08/01/27       1,041,010
       2,000        Salinas Vly, CA Solid Waste Auth Rev (AMT) (AMBAC Insd)                       5.250     08/01/31       2,071,760
       2,000        San Bernardino, CA Jt Pwrs Fin Auth Ctf Partn (MBIA Insd)                     5.500     09/01/20       2,168,520
       2,500        San Bernardino, CA Redev Agy Tax Alloc San Sevaine Redev Proj Ser A
                    (Prerefunded @ 09/01/09)                                                      7.000     09/01/24       2,820,750
       1,830        San Diego Cnty, CA Ctf Partn Edgemoor Proj & Regl Sys Rfdg (AMBAC Insd)       5.000     02/01/25       1,912,954
       6,000        San Diego Cnty, CA Wtr Auth Wtr Rev Ctf Partn Ser B (Inverse Fltg)
                    (Prerefunded @ 04/27/06) (MBIA Insd)                                          9.200     04/08/21       6,323,220
         955        San Diego, CA Hsg Auth Multi-Family Hsg Rev Pgm Ser C (AMT)
                    (GNMA Collateralized)                                                         5.000     07/20/18         981,339
       1,000        San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC Insd)                            5.000     05/15/20       1,011,270
       2,500        San Diego, CA Redev Agy Centre City Redev Proj Ser A                          6.400     09/01/25       2,615,675
       1,000        San Diego, CA Uni Port Dist Ser B (MBIA Insd)                                 5.000     09/01/24       1,047,200

PAR
Amount
(000)               Description                                                                 Coupon      Maturity        Value
       1,000        San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A (FSA Insd)            5.000     09/01/16       1,059,300
       3,000        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
                    Issue 12-A (AMT) (FGIC Insd)                                                  5.800     05/01/21       3,046,380
       1,185        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second Ser
                    Issue 15B (MBIA Insd)                                                         4.800     05/01/17       1,220,100
       1,660        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease
                    Ser A (AMT) (FSA Insd)                                                        6.125     01/01/27       1,765,194
       2,000        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A
                    Rfdg (AMT) (MBIA Insd)                                                        5.250     05/01/26       2,065,060
       3,000        San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Ser 27A Rfdg
                    (AMT) (MBIA Insd)                                                             5.250     05/01/31       3,080,670
       2,115        San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
                    (XLCA Insd)                                                                     *       07/01/12       1,661,142
       2,130        San Francisco, CA City & Cnty Redev Agy Lease Rev George Moscone
                    (XLCA Insd)                                                                     *       07/01/14       1,519,904
       8,000        San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
                    (MBIA Insd)                                                                   5.000     09/01/17       8,530,400
       1,600        San Leandro, CA Ctf Partn Lib & Fire Stations Fin (AMBAC Insd)                5.700     11/01/20       1,750,880
       2,000        San Leandro, CA Ctf Partn Lib & Fire Stations Fin (AMBAC Insd)                5.750     11/01/29       2,178,900
       5,000        San Marcos, CA Pub Fac Auth Rev Tax Incrmnt Proj Ser A Rfdg
                    (AMBAC Insd) (b)                                                              5.000     10/01/31       5,224,750
       1,000        San Marcos, CA Pub Fac Auth Rev Tax Incrmnt Proj Ser A Rfdg                   6.750     10/01/30       1,154,350
         500        San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin Proj
                    Ser C (AMBAC Insd)                                                            5.000     08/01/20         532,885
         795        San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin Proj
                    Ser C (AMBAC Insd)                                                            4.750     08/01/24         813,627
         380        San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3 Fin Proj
                    Ser C (AMBAC Insd)                                                            4.750     08/01/25         387,722
       2,000        Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                                      5.600     08/01/23       2,345,920
         700        Santa Ana, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 2004-1                   5.050     09/01/30         685,209
       1,350        Santa Ana, CA Uni Sch Dist (MBIA Insd) (a)                                    5.375     08/01/21       1,466,249
       4,820        Santa Ana, CA Uni Sch Dist (MBIA Insd)                                        5.375     08/01/27       5,178,897
       1,000        Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (FSA Insd)             *       04/01/36         214,990
       4,200        Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A (XLCA Insd)     5.125     12/01/35       4,341,372
       1,220        Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg
                    (FGIC Insd) (a)                                                               5.250     09/01/20       1,317,624
       1,285        Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg
                    (FGIC Insd) (a)                                                               5.250     09/01/21       1,384,343
       1,350        Simi Vly, CA Cmnty Dev Agy Tax Alloc Tapo Canyon & West End Proj Rfdg
                    (FGIC Insd) (a)                                                               5.250     09/01/22       1,452,546
       3,305        South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)                     5.800     09/02/18       3,595,741
       1,640        South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A Rfdg
                    (FSA Insd)                                                                    5.000     10/01/29       1,701,188
       2,250        South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Ser A (AMBAC Insd)            5.000     10/01/28       2,350,733
       5,000        Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                             6.750     07/01/12       5,778,850
         915        Stanton, CA Multi-Family Rev Hsg Contl Garden Apts (AMT)
                    (FNMA Collateralized)                                                         5.625     08/01/29         951,682
       2,745        State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                        5.500     08/01/28       3,015,383
       1,300        Taft, CA City Elem Sch Dist Ser A (MBIA Insd) (a)                               *       08/01/22         617,799
       1,605        Tehachapi, CA Redev Agy Tax Alloc Tehachapi Redev Proj (Radian Insd)          5.250     12/01/35       1,675,829
      10,000        Tobacco Sec Auth North CA Tob Settlement Rev Asset Bkd Bd Ser A-1             5.375     06/01/38      10,064,900

PAR
Amount
(000)               Description                                                                 Coupon      Maturity       Value
      10,800        Tobacco Sec Auth North CA Tob Settlement Rev Asset Bkd Bd Ser A-1             5.500     06/01/45     10,850,004
       4,000        University of CA Ctf Partn San Diego Campus Proj Ser A                        5.250     01/01/32      4,152,480
      10,000        University of CA Rev Hosp UCLA Med Ctr Ser A (AMBAC Insd)                     5.250     05/15/30     10,559,600
       1,000        University of CA Rev Multiple Purp Proj Ser M (FGIC Insd)                     5.125     09/01/17      1,062,910
       1,000        University of CA Rev Resh Fac Ser E (AMBAC Insd)                              5.000     09/01/19      1,057,690
       2,200        Ventura Cnty, CA Cmnty College Ser A (MBIA Insd)                              5.500     08/01/23      2,420,176
       1,800        Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I (FSA Insd)                      5.250     08/15/15      1,908,270
       1,000        Vista, CA Mobile Home Pk Rev Estrella De Oro Mobile Home Ser A
                    (Prerefunded @ 02/01/25)                                                      5.875     02/01/28      1,066,970
       1,000        Vista, CA Uni Sch Dist Ser A (FSA Insd)                                       5.000     08/01/23      1,053,820
       3,520        Western Placer, CA Uni Sch Dist Cmnty Fac Dist No 1 (XLCA Insd) (a)           5.000     09/01/34      3,624,685
       5,080        Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (FSA Insd)                      5.000     03/01/26      5,307,940
       2,000        Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (XLCA Insd)                     5.000     03/01/25      2,076,080
                                                                                                                       ------------
                                                                                                                        537,892,853
                                                                                                                       ------------

                    PUERTO RICO    2.9%
       5,000        Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)             6.250     07/01/21      6,190,000
       4,000        Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA Insd)                          5.375     07/01/17      4,388,240
                                                                                                                       ------------
                                                                                                                         10,578,240
                                                                                                                       ------------

                    U. S. VIRGIN ISLANDS    1.8%
       3,000        Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                  6.375     10/01/19      3,340,500
       2,000        Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                  6.500     10/01/24      2,220,920
       1,000        Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)       6.125     10/01/29      1,097,360
                                                                                                                       ------------
                                                                                                                          6,658,780
                                                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS    154.0%
   (Cost $525,178,640)                                                                                                  555,129,873

SHORT-TERM INVESTMENTS    1.5%
   (Cost $5,400,000)                                                                                                      5,400,000
                                                                                                                       ------------

TOTAL INVESTMENTS    155.5%
   (Cost $530,578,640)                                                                                                  560,529,873

OTHER ASSETS IN EXCESS OF LIABILITIES    0.0%                                                                                79,331

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (55.5%)                                                          (200,243,107)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $360,366,097
                                                                                                                       -------------


               Percentages are calculated as a percentage of net assets applicable to common shares.
*              Zero coupon bond
(a)            The Trust owns 100% of the outstanding bond issuance.
(b)            Securities purchased on a when-issued or delayed delivery basis.
(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Asset Gty    - Asset Guaranty Insurance Co.
CA MTG       - California Mortgage Insurance
CIFG         - CDC IXIS Financial Guaranty
Connie Lee   - Connie Lee Insurance Co.
FGIC         - Financial Guaranty Insurance Co.
FNMA         - Federal National Mortgage Association
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
LOC          - Letter of Credit
MBIA         - Municipal Bond Investors Assurance Corp.
Radian       - Radian Asset Assurance
XLCA         - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:

                                                                  UNREALIZED
                                                                 APPRECIATION/
                                                  CONTRACTS      DEPRECIATION
Short Contracts:
U.S. Treasury Bonds Futures March 2006               234          $ (74,061)
(Current Notional Value of $112,844)              -----------------------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006